EMPLOYEE BENEFIT PLANS (Weighted-Average Assumptions Used to Estimate the Net Periodic Pension and Other Postretirement Benefit Costs) (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Retirement Income [Member]
Weighted-average assumptions used to estimate the actuarial present value of benefit obligations:
Discount rate	4.05%	4.39%
Rate of compensation increase	4.46%	3.44%
Weighted-average assumptions used to estimate the net periodic pension and other postretirement benefit costs:
Discount rate	4.39%	3.87%	5.31%
Rate of compensation increase	3.44%	3.71%	3.93%
Expected return on plan assets	6.61%	7.50%	8.12%
Retirement Health Care [Member]
Weighted-average assumptions used to estimate the actuarial present value of benefit obligations:
Discount rate	4.00%	4.33%
Weighted-average assumptions used to estimate the net periodic pension and other postretirement benefit costs:
Discount rate	4.33%	3.86%	5.29%